Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: August 12, 2025

Payment Date	8/15/2025
Collection Period Start	7/1/2025
Collection Period End	7/31/2025
Interest Period Start	7/15/2025
Interest Period End	8/14/2025

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$—	$—	$—	—	Oct-26
Class A-2b Notes	$—	$—	$—	—	Oct-26
Class A-3 Notes	$391,550,166.54	$25,140,386.18	$366,409,780.36	0.925838	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$488,580,166.54	$25,140,386.18	$463,439,780.36

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$532,173,581.71	$504,881,452.71	0.410817
YSOC Amount	$40,773,206.88	$38,621,464.06
Adjusted Pool Balance	$491,400,374.83	$466,259,988.65
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$—	5.91000%	30/360	$—
Class A-2b Notes	$—	4.92962%	ACT/360	$—
Class A-3 Notes	$391,550,166.54	5.82000%	30/360	$1,899,018.31
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$488,580,166.54			$2,336,097.15

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$532,173,581.71	$504,881,452.71
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$491,400,374.83	$466,259,988.65
Number of Receivables Outstanding	35,025	34,163
Weighted Average Contract Rate	5.18%	5.18%
Weighted Average Remaining Term (months)	36.0	35.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,279,350.06
Principal Collections	$27,039,266.83
Liquidation Proceeds	$228,698.35
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$29,547,315.24
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$29,547,315.24

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$443,477.98	$443,477.98	$—	$—	$29,103,837.26
Interest - Class A-1 Notes	$—	$—	$—	$—	$29,103,837.26
Interest - Class A-2a Notes	$—	$—	$—	$—	$29,103,837.26
Interest - Class A-2b Notes	$—	$—	$—	$—	$29,103,837.26
Interest - Class A-3 Notes	$1,899,018.31	$1,899,018.31	$—	$—	$27,204,818.95
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$26,902,416.62
First Allocation of Principal	$—	$—	$—	$—	$26,902,416.62
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$26,857,524.45
Second Allocation of Principal	$—	$—	$—	$—	$26,857,524.45
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$26,812,632.28
Third Allocation of Principal	$11,050,177.89	$11,050,177.89	$—	$—	$15,762,454.39
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,717,562.22
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,447,562.22
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,447,562.22
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,627,353.93
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,627,353.93
Remaining Funds to Certificates	$1,627,353.93	$1,627,353.93	$—	$—	$—
Total	$29,547,315.24	$29,547,315.24	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$40,773,206.88
Increase/(Decrease)	$(2,151,742.82)
Ending YSOC Amount	$38,621,464.06

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$491,400,374.83	$466,259,988.65
Note Balance	$488,580,166.54	$463,439,780.36
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	19	$252,862.17
Liquidation Proceeds of Defaulted Receivables[2]	0.05%	109	$228,698.35
Monthly Net Losses (Liquidation Proceeds)			$24,163.82
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.36%
Second Preceding Collection Period			0.37%
Preceding Collection Period			0.26%
Current Collection Period			0.06%
Four-Month Average Net Loss Ratio			0.26%
Cumulative Net Losses for All Periods			$2,572,173.16
Cumulative Net Loss Ratio			0.21%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.27%	70	$1,363,183.57
60-89 Days Delinquent	0.11%	30	$541,612.37
90-119 Days Delinquent	0.05%	12	$247,393.46
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.43%	112	$2,152,189.40

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$59,216.07
Total Repossessed Inventory		8	$166,368.31

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		42	$789,005.83
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.13%
Current Collection Period			0.16%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.54	0.11%	28	0.08%